                          Dryden Municipal Series Fund
                                 Florida Series

     -----------------------------------------------------------------------

                         Supplement dated March 12, 2004
to the Prospectus and Statement of Additional Information dated October 31, 2003

The following information supercedes any contrary information contained in the Prospectus or in the statement of additional information (SAI), in particular, the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series," and the section of the SAI entitled "Purchase, Redemption and Pricing of Series Shares:"

     Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4.00%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses" is amended with the following:

         Shareholder Fees/1/ (paid directly from your investment)
    ----------------------------------------------------------------------------------------------------------------
                                                                                                         Class A
    ----------------------------------------------------------------------------------------------------------------
    Maximum sales charge (load) imposed on purchases (as a percentage of
    offering price)                                                                                         4.00%
    Maximum deferred sales charge (load) (as a percentage of the lower of original
    purchase price or sale proceeds)                                                                           1%/5/
    Maximum sales charge (load) imposed on reinvested dividends and other
    distributions                                                                                           None
    Redemption fees                                                                                         None
    Exchange fee                                                                                            None
    ----------------------------------------------------------------------------------------------------------------

          /1/ Your broker may charge you a separate or additional fee for purchases and sales of shares.

          /5/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses -- Example" is amended with the following:

     This example will help you compare the fees and expenses of Class A shares of the Series with the other share classes of the Series and compare the cost of investing in Class A shares of the Series with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series' Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                1 YR         3 YRS       5 YRS         10 YRS
--------------------------------------------------------------------------------
       Class A shares           $510         $742        $992          $1,709
--------------------------------------------------------------------------------

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Step 2: Choose a Share Class" is amended with the following:

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

     Multiple share classes let you choose a cost structure that meets your needs:

     . Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1%.

     . Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.

     . Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

     When choosing a share class, you should consider the following factors:

     . The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.

     . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.

     . The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.

     . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.

     . Class B shares purchased in amounts greater than $100,000 for equity funds, $100,000 for taxable fixed income funds, and $250,000 for municipal bond funds are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.

     . Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.

     . Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

     See "How to Sell Your Shares" for a description of the impact of CDSCs.

     Some investors purchase or sell shares of the Series through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Series is unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, the Series has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Share Class Comparison" is amended with the following:

    --------------------------------------------------------------------------------------------------------
                                                                                            Class A
    ---------------------------------------------------------------------------------------------------------
    Minimum purchase amount/1/                                                                $1,000
    Minimum amount for subsequent purchases/1/                                                $  100
    Maximum initial sales charge                                                      4.00% of the public
                                                                                        offering price
    Contingent Deferred Sales Charge (CDSC)/3/                                                1%/4/
    Annual distribution (12b-1) and service fees shown as a percentage                .30 of 1% (.25 of 1%
    of average net assets/5/                                                              currently)/6/
    ---------------------------------------------------------------------------------------------------------

          /1/ The minimum investment requirements do not apply to certain custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

          /3/ For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Chart
               (CDSC)."

          /4/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

          /5/ These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Class A and Class B shares may pay a service fee of up to .25 of 1%. Class C shares will pay a service fee of .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including up to .25 of 1% as a service fee) and for Class B shares, is limited to .50 of 1% (including up to .25 of 1% as a service fee). Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.

          /6/ Effective September 1, 2003, the Distributor has agreed to a voluntary waiver of the distribution and service (12b-1) fee for each of the Class A and Class C shares to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares, respectively. These distribution and service (12b-1) fee waivers are expected to continue to April 30, 2004 but may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes not listed in the above tables.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Reducing or Waiving Class A's Initial Sales Charge--Increase the Amount of Your Investment" is amended with the following:

------------------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE                    SALES CHARGE AS % OF           SALES CHARGE AS % OF      DEALER ALLOWANCE
                                      OFFERING PRICE                 AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------------
Less than $100,000                    4.00%                          4.17%                     4.00%
$100,000 to $249,999                  3.50%                          3.63%                     3.00%
$250,000 to $499,999                  2.50%                          2.56%                     2.00%
$500,000 to $999,999                  2.00%                          2.04%                     1.75%
$1 million to $4,999,999/1/           None                           None                      0.70%*
------------------------------------------------------------------------------------------------------------------------

/1/ If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.

/*/ For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

         Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.

                          Dryden Municipal Series Fund
                                New Jersey Series
--------------------------------------------------------------------------------
                         Supplement dated March 12, 2004
to the Prospectus and Statement of Additional Information dated October 31, 2003

The following information supercedes any contrary information contained in the Prospectus or in the statement of additional information (SAI), in particular, the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series," and the section of the SAI entitled "Purchase, Redemption and Pricing of Series Shares:"

         Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4.00%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses" is amended with the following:

         Shareholder Fees/1/ (paid directly from your investment)
    ----------------------------------------------------------------------------
                                                                         Class A
    ----------------------------------------------------------------------------
    Maximum sales charge (load) imposed on purchases (as a percentage   4.00%
    of offering price)
    Maximum deferred sales charge (load) (as a percentage of the lower     1%/5/
    of original purchase price  or sale proceeds)
    Maximum sales charge (load) imposed on reinvested dividends and
    other distributions                                                  None
    Redemption fees                                                      None
    Exchange fee                                                         None
    ----------------------------------------------------------------------------
         /1/ Your broker may charge you a separate or additional fee for purchases and sales of shares.
         /5/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses -- Example" is amended with the following:

         This example will help you compare the fees and expenses of Class A shares of the Series with the other share classes of the Series and compare the cost of investing in Class A shares of the Series with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Series' Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

       ---------------------------------------------------------
                          1 YR    3 YRS      5 YRS        10 YRS
       ---------------------------------------------------------
       Class A shares     $497    $703       $925         $1,564
       ---------------------------------------------------------

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Step 2: Choose a Share Class" is amended with the following:

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

         Multiple share classes let you choose a cost structure that meets your needs:

         . Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1%.

         . Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.

         . Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

         When choosing a share class, you should consider the following factors:

         . The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.

         . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.

         . The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.

         . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.

         . Class B shares purchased in amounts greater than $100,000 for equity funds, $100,000 for taxable fixed income funds, and $250,000 for municipal bond funds are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.
         . Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.
         . Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

     See "How to Sell Your Shares" for a description of the impact of CDSCs.

     Some investors purchase or sell shares of the Series through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Series is unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, the Series has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Share Class Comparison" is amended with the following:

    -------------------------------------------------------------------------------------------
                                                                                 Class A
    -------------------------------------------------------------------------------------------
    Minimum purchase amount/1/                                                   $1,000
    Minimum amount for subsequent purchases/1/                                    $100
    Maximum initial sales charge                                            4.00% of the public
                                                                               offering price
    Contingent Deferred Sales Charge (CDSC)/3/                                      1%/4/
    Annual distribution (12b-1) and service fees shown as a percentage of    .30 of 1% (.25 of
    average net assets/5/                                                     1% currently)/6/
    -------------------------------------------------------------------------------------------

         /1/ The minimum investment requirements do not apply to certain custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

         /3/ For more information about the CDSC and how it is calculated, see
             "How to Sell Your Shares--Contingent Deferred Sales Chart (CDSC)."

         /4/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

         /5/ These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Class A and Class B shares may pay a service fee of up to .25 of 1%. Class C shares will pay a service fee of .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including up to .25 of 1% as a service fee) and for Class B shares, is limited to .50 of 1% (including up to .25 of 1% as a service fee). Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.

         /6/ Effective September 1, 2003, the Distributor has agreed to a voluntary waiver of the distribution and service (12b-1) fee for each of the Class A and Class C shares to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares, respectively. These distribution and service (12b-1) fee waivers are expected to continue to April 30, 2004 but may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes that are not listed in the above tables.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Reducing or Waiving Class A's Initial Sales Charge--Increase the Amount of Your Investment" is amended with the following:

--------------------------------------------------------------------------------
AMOUNT OF PURCHASE             SALES CHARGE AS       SALES CHARGE      DEALER
                               % OF OFFERING         AS % OF           ALLOWANCE
                               PRICE                 AMOUNT
                                                     INVESTED
--------------------------------------------------------------------------------
Less than $100,000             4.00%                     4.17%         4.00%
$100,000 to $249,999           3.50%                     3.63%         3.00%
$250,000 to $499,999           2.50%                     2.56%         2.00%
$500,000 to $999,999           2.00%                     2.04%         1.75%
$1 million to $4,999,9991      None                      None          0.70%*
--------------------------------------------------------------------------------

/1/ If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.

*For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

         Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.

                          Dryden Municipal Series Fund
                                 New York Series

     -----------------------------------------------------------------------

                         Supplement dated March 12, 2004
to the Prospectus and Statement of Additional Information dated October 31, 2003

The following information supercedes any contrary information contained in the Prospectus or in the statement of additional information (SAI), in particular, the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series," and the section of the SAI entitled "Purchase, Redemption and Pricing of Series Shares:"

     Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4.00%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses" is amended with the following:

         Shareholder Fees/1/ (paid directly from your investment)
    ---------------------------------------------------------------------------------------------------------------
                                                                                                         Class A
    ---------------------------------------------------------------------------------------------------------------
    Maximum sales charge (load) imposed on purchases (as a percentage
      of offering price)                                                                                  4.00%
    Maximum deferred sales charge (load) (as a percentage of the lower of original
      purchase price or sale proceeds)                                                                       1%/5/
    Maximum sales charge (load) imposed on reinvested dividends and other
      distributions                                                                                       None
    Redemption fees                                                                                       None
    Exchange fee                                                                                          None
    ---------------------------------------------------------------------------------------------------------------

     /1/ Your broker may charge you a separate or additional fee for purchases and sales of shares.

     /5/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses -- Example" is amended with the following:

     This example will help you compare the fees and expenses of Class A shares of the Series with the other share classes of the Series and compare the cost of investing in Class A shares of the Series with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series' Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    ----------------------------------------------------------------------------
                                1 YR         3 YRS        5 YRS       10 YRS
    ----------------------------------------------------------------------------
       Class A shares           $494         $694         $910        $1,531
    ----------------------------------------------------------------------------

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Step 2: Choose a Share Class" is amended with the following:

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

     Multiple share classes let you choose a cost structure that meets your needs:

     . Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1%.

     . Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.

     . Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

     When choosing a share class, you should consider the following factors:

     . The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.

     . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.

     . The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.

     . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.

     . Class B shares purchased in amounts greater than $100,000 for equity funds, $100,000 for taxable fixed income funds, and $250,000 for municipal bond funds are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.

     . Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.

     . Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

     See "How to Sell Your Shares" for a description of the impact of CDSCs.

     Some investors purchase or sell shares of the Series through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Series is unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, the Series has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Share Class Comparison" is amended with the following:

-------------------------------------------------------------------------------------------------
                                                                               Class A
-------------------------------------------------------------------------------------------------
    Minimum purchase amount/1/                                                 $1,000
    Minimum amount for subsequent purchases/1/                                 $  100
    Maximum initial sales charge                                           4.00% of the public
                                                                             offering price
    Contingent Deferred Sales Charge (CDSC)/3/                                      1%/4/
    Annual distribution (12b-1) and service fees shown as a percentage       .30 of 1% (.25 of 1%
     of average net assets5                                                     currently)/6/
-------------------------------------------------------------------------------------------------

     /1/ The minimum investment requirements do not apply to certain custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

     /3/ For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Chart (CDSC)."

     /4/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

     /5/ These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Class A and Class B shares may pay a service fee of up to .25 of 1%. Class C shares will pay a service fee of .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including up to .25 of 1% as a service fee) and for Class B shares, is limited to .50 of 1% (including up to .25 of 1% as a service fee). Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.

     /6/ Effective September 1, 2003, the Distributor has agreed to a voluntary waiver of the distribution and service (12b-1) fee for each of the Class A and Class C shares to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares, respectively. These distribution and service (12b-1) fee waivers are expected to continue to April 30, 2004 but may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes that are not listed in the above tables

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Reducing or Waiving Class A's Initial Sales Charge--Increase the Amount of Your Investment" is amended with the following:

---------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE                    SALES CHARGE AS % OF           SALES CHARGE AS % OF      DEALER ALLOWANCE
                                      OFFERING PRICE                 AMOUNT INVESTED
---------------------------------------------------------------------------------------------------------------
Less than $100,000                    4.00%                          4.17%                     4.00%
$100,000 to $249,999                  3.50%                          3.63%                     3.00%
$250,000 to $499,999                  2.50%                          2.56%                     2.00%
$500,000 to $999,999                  2.00%                          2.04%                     1.75%
$1 million to $4,999,999/1/           None                           None                      0.70%*
---------------------------------------------------------------------------------------------------------------

/1/ If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.

* For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

          Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.

                          Dryden Municipal Series Fund
                               Pennsylvania Series

     -----------------------------------------------------------------------

                         Supplement dated March 12, 2004
to the Prospectus and Statement of Additional Information dated October 31, 2003

The following information supercedes any contrary information contained in the Prospectus or in the statement of additional information (SAI), in particular, the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series," and the section of the SAI entitled "Purchase, Redemption and Pricing of Series Shares:"

     Effective on March 15, 2004, Class A shares purchased on or after March 15, 2004 will be subject to a maximum initial sales charge of 4.00%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. The CDSC is waived for certain retirement and/or benefit plans. To reflect these changes, the following sections of the Prospectus are amended as indicated:

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses" is amended with the following:

         Shareholder Fees/1/ (paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         Class A
-------------------------------------------------------------------------------------------------------------------
    Maximum sales charge (load) imposed on purchases (as a percentage of
       offering price)                                                                                     4.00%
    Maximum deferred sales charge (load) (as a percentage of the lower of original
       purchase price or sale proceeds)                                                                       1%/5/
    Maximum sales charge (load) imposed on reinvested dividends and other
       distributions                                                                                       None
    Redemption fees                                                                                        None
    Exchange fee None
-------------------------------------------------------------------------------------------------------------------

     /1/ Your broker may charge you a separate or additional fee for purchases and sales of shares.

     /5/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

The section of the Prospectus entitled "Risk/Return Summary -- Fees and Expenses -- Example" is amended with the following:

     This example will help you compare the fees and expenses of Class A shares of the Series with the other share classes of the Series and compare the cost of investing in Class A shares of the Series with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Series' Class A shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for any contractual distribution and service (12b-1) fee waivers and overall expense limitations that may be in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                1 YR         3 YRS        5 YRS         10 YRS
--------------------------------------------------------------------------------
       Class A shares           $500         $712         $941          $1,598
--------------------------------------------------------------------------------

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Step 2: Choose a Share Class" is amended with the following:

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available only to a limited group of investors.

     Multiple share classes let you choose a cost structure that meets your needs:

     . Class A shares purchased in amounts of less than $1 million require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class B and Class C shares. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1%.

     . Class B shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within six years (that is why it is called a CDSC). The operating expenses of Class B shares are higher than the operating expenses of Class A shares.

     . Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a sales charge if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.

     When choosing a share class, you should consider the following factors:

     . The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.

     . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares may not be appropriate for investors who plan to hold their shares for more than 4 years.

     . The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low CDSC.

     . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.

     . Class B shares purchased in amounts greater than $100,000 for equity funds, $100,000 for taxable fixed income funds, and $250,000 for municipal bond funds are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class B shares exceeding these amounts generally will not be accepted.

     . Class C shares purchased in amounts greater than $1 million are generally less advantageous than purchasing Class A shares. Effective on or about April 12, 2004, purchase orders for Class C shares above these amounts generally will not be accepted.

     . Because Class Z shares have lower operating expenses than Class A, Class B or Class C shares, you should consider whether you are eligible to purchase Class Z shares.

See "How to Sell Your Shares" for a description of the impact of CDSCs.

Some investors purchase or sell shares of the Series through financial intermediaries and broker-dealers who maintain omnibus accounts that aggregate the orders of multiple investors and forward the aggregate orders to the Fund. Although the Series is unable to monitor or enforce the above limitations for underlying shareholders submitting orders through omnibus accounts, the Series has advised the financial intermediaries and broker-dealers who maintain such accounts of these limitations.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Share Class Comparison" is amended with the following:

   ----------------------------------------------------------------------------------------------------
                                                                                    Class A
   ----------------------------------------------------------------------------------------------------
    Minimum purchase amount/1/                                                         $1,000
    Minimum amount for subsequent purchases/1/                                         $  100
    Maximum initial sales charge                                                4.00% of the public
                                                                                  offering price
    Contingent Deferred Sales Charge (CDSC)/3/                                              1%/4/
    Annual distribution (12b-1) and service fees shown as a percentage         .30 of 1% (.25 of 1%
    of average net assets/5/                                                        currently)/6/
   ----------------------------------------------------------------------------------------------------

     /1/ The minimum investment requirements do not apply to certain custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Step 4: Additional Shareholder Services--Automatic Investment Plan."

     /3/ For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Chart (CDSC)."

     /4/ Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%.

     /5/ These distribution and service (12b-1) fees are paid from the Series' assets on a continuous basis. Class A and Class B shares may pay a service fee of up to .25 of 1%. Class C shares will pay a service fee of .25 of

          1%. The distribution fee for Class A shares is limited to .30 of 1% (including up to .25 of 1% as a service fee) and for Class B shares, is limited to .50 of 1% (including up to .25 of 1% as a service fee). Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.

     /6/ Effective September 1, 2003, the Distributor has agreed to a voluntary waiver of the distribution and service (12b-1) fee for each of the Class A and Class C shares to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares, respectively. These distribution and service (12b-1) fee waivers are expected to continue to April 30, 2004 but may be discontinued partially or completely at any time.

Please consult your prospectus for footnotes that are not listed in the above tables.

The section of the Prospectus entitled "How to Buy, Sell and Exchange Shares of the Series -- Reducing or Waiving Class A's Initial Sales Charge--Increase the Amount of Your Investment" is amended with the following:

------------------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE                    SALES CHARGE AS % OF           SALES CHARGE AS % OF      DEALER ALLOWANCE
                                      OFFERING PRICE                 AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------------
Less than $100,000                    4.00%                          4.17%                     4.00%
$100,000 to $249,999                  3.50%                          3.63%                     3.00%
$250,000 to $499,999                  2.50%                          2.56%                     2.00%
$500,000 to $999,999                  2.00%                          2.04%                     1.75%
$1 million to $4,999,999/1/           None                           None                      0.70%*
------------------------------------------------------------------------------------------------------------------------

/1/ If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares. If you purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a 1% CDSC.

* For investments of $5 million to $9,999,999, the dealer allowance is 0.50%. For investments of $10 million and over, the dealer allowance is 0.25%.

         Note: Effective on or about April 12, 2004, the value of shares held in the American Skandia Advisor Funds will be included for purposes of determining Rights of Accumulation and Letters of Intent.